SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 02, 2019 USD ($)	Jan. 02, 2018 USD ($)
Significant Accounting Policies [Line Items]
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share | shares	9,572,959	9,767,225	10,294,200
Advertising expense	$ 187,318	$ 165,319	$ 141,346
Severance pay expenses	$ 12,042	$ 9,489	7,768
Severance pay rate	8.33%
Weighted average interest rates of short-term deposits	2.86%	2.84%
Restricted deposits, weighted average interest rate	0.06%	0.05%
Number of reporting units	1
Useful life of intangible assets	13 years
Foreign currency derivative assets, fair value	$ 888	$ 599
Foreign currency derivative liabilities, fair value	0	940
Foreign currency derivative fair value, net	$ 888	(341)
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	$ 19
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	$ 727	587	334
Income (expenses) related to hedging activity	963	1,434	(7,101)
Accumulated income (loss) on derivatives	1,881	(1,381)	394
Capitalization of software development costs	639	392	720
Deferred revenues	289,148	227,226	202,482		$ 177,103
ROU assets	79,249			$ 51,353
Lease liabilities	$ 83,193			$ 52,448
Remaining lease term	11 years
Certain Employees Over 50 Years Of Age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	$ 25
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Foreign currency derivative assets, fair value	577	1,974
Foreign currency derivative liabilities, fair value	696	1,656
Foreign currency derivative fair value, net	$ 119	318
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	78,302
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	56,101
Income (expenses) related to hedging activity	$ 147	$ (1,687)	$ 5,417
Accumulated income (loss) on derivatives	888
R&D projects [Member]
Significant Accounting Policies [Line Items]
Grants	$ 758